FORM 24F-2
                 Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated
P.O. Box 9051
Princeton, N.J.  08543-9051

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


    Corporate Income Fund Preferred Securities Portfolio Series-103
                       Defined Asset Funds

3.  Investment Company Act File Number:
     811-2295

    Securities Act File Number:
     333-53466
4(a). Last Day of fiscal year for which this Form is filed:
     April 30, 2004

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [X] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year
           pursuant to section 24(f)                            $0.00
   (ii)    Aggregate price of securities redeemed
           or repurchased during the fiscal year                $1,097,009.93
  (iii)    Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                          $0.00

   (iv)    Total available redemption credits
           [add Items 5(ii) and 5(iii):                        -$1,097,009.93
   (v)     Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                     $0.00

   (vi)    Redemption credits available for use
           in future years                                     $(0.00)
           -If Item 5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item 5(i)]:

   (vii)   Multiplier for determining registration           x_.00012670
           fee (See Instruction C.9):

   (viii)  Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):        =0.00

6.  Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              =$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         Method of Delivery:
                           [ ] Wire Transfer
                           [ ] Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      By Merrill Lynch, Pierce, Fenner & Smith
                               Incorporated, Agent for the Sponsors

                               By /s/  Jay Fife
                                       Vice President
Date: October 15, 2004
          *Please print the name and title of the signing officer below the signature.